Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 354	£ 232	£ 498
Tax calculated at UK rate (2020: 19%, 2019: 19%, 2018: 19%)	(67)	(44)	(94)
Effect of overseas tax rates	(6)	(2)	(28)
Effect of UK rate change	(5)
Joint venture and associate income reported net of tax	1	10	8
Intra-group financing benefit	14	11	25
Movement in provisions for tax uncertainties	24	3	111
Net expense not subject to tax	(7)	(10)	(29)
Benefit from change in US tax accounting treatment			25
Gains and losses on sale of businesses not subject to tax	21	57	77
Unrecognised tax losses	(21)	(17)	(9)
Adjustments in respect of prior years	2	26	6
Total tax (charge) / credit	£ (44)	£ 34	£ 92
Tax rate reflected in earnings	12.50%	(14.70%)	(18.50%)
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge) / credit	£ 23	£ (12)	£ 37
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge) / credit	£ (67)	£ 46	£ 55